Stockholders' Equity (Schedule of Stock Options) (Details) (JPY ¥)	3 Months Ended
	Mar. 31, 2008	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Stockholders' Equity
Number of shares, Balance	12,000
Weighted-average exercise price, Balance	¥ 1,734
Number of shares, Forfeited	(12,000)
Weighted-average exercise price, Forfeited	¥ 1,734